Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income tax expense (benefits)	$ (343)	$ 586	$ (2,250)	$ 3,084